091-02136

For Internal Use Only
SEC File No. 9-

RECEIVED
2007 OCT 25 PM 12:09
SEC / MR

Submit 1 Original
and 9 Copies

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

07070882

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
**Philadelphia Stock Exchange**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
**Open-end Management Investment Company**

3. Class of New Derivative Securities Product:
**Index Fund Shares**

4. Name of Underlying Instrument:
**Dow Jones U.S. Select Oil Exploration & Production Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
**Narrow-Based**

6. Ticker Symbol(s) of New Derivative Securities Product:
**IEO**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
**New York Stock Market, American Stock Market and NASDAQ Stock Market**

8. Settlement Methodology of New Derivative Securities Product:
**Regular Way trades settle on T+3/Book entry only held in DTC**

9. Position Limits of New Derivative Securities Product (if applicable):
**Not Applicable**

PROCESSED
NOV 01 2007
THOMSON
FINANCIAL

**Part II Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
**Walt Smith**

Title:
**Vice President, Listings and Projects**

Telephone Number:
**(215) 496-5532**

Manual Signature of Official Responsible for Form:

Date:
10/24/07

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | OCT 25 2007 |

SEC 2449 (6-01)

PHLX
PHILADELPHIA STOCK EXCHANGE

RECEIVED
2007 OCT 25 PM 12:02
SEC / MR

October 24, 2007

Ms. Gail Jackson
Division of Market Regulation
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20059

Re: Form 19b-4(e) – Selected iShares Funds

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) under the Securities Exchange Act of 1934, the Philadelphia Stock Exchange, Inc. submits the attached originals and nine copies relating to the trading of the following iShares Funds:

| ETF | Symbol |
|---|---|
| iShares Dow Jones U.S. Aerospace & Defense Index Fund | ITA |
| iShares Dow Jones U.S. Basic Materials Index | IYM |
| iShares Dow Jones U.S. Broker-Dealers Index Fund | IAI |
| iShares Dow Jones U.S. Consumer Goods Sector Index Fund | IYK |
| iShares Dow Jones U.S. Consumer Services Index | IYC |
| iShares Dow Jones U.S. Financial Sector Index Fund | IYF |
| iShares Dow Jones U.S. Financial Services Index Fund | IYG |
| iShares Dow Jones U.S. Healthcare Providers Index Fund | IHF |
| iShares Dow Jones U.S. Industrial Sector Index Fund | IYJ |
| iShares Dow Jones U.S. Insurance Index Fund | IAK |
| iShares Dow Jones U.S. Medical Devices Index Fund | IHI |
| iShares Dow Jones U.S. Oil Equipment & Services Index Fund | IEZ |
| iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund | IEO |
| iShares Dow Jones U.S. Pharmaceuticals Index Fund | IHE |
| iShares Dow Jones U.S. Regional Banks Index Fund | IAT |
| iShares KLD 400 Social Index Fund | DSI |
| iShares KLD Select Social Index Fund | KLD |

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | OCT 2 5 2007 |

If you have any questions regarding this filing, please do not hesitate to call me at (215) 496-5275.

Sincerely,

Charlotte Northeast
Paralegal

END